Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - GBP (£) £ in Billions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Abstract]
Amortisation charge related to write off of assets	£ 1.0	£ 0.4